Segment and corporate information (Tables)	9 Months Ended
Sep. 30, 2025
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended September 30, 2025
Revenue from healthcare services(1)	3,211,730	7,939	—	3,219,669	—	—	3,219,669
Revenue from healthcare products(1)	61,511	—	1,015,683	1,077,194	—	—	1,077,194
Revenue from contracts with customers(1)	3,273,241	7,939	1,015,683	4,296,863	—	—	4,296,863
Revenue from insurance contracts(1)	—	567,578	—	567,578	—	—	567,578
Revenue from lease contracts(1)	—	—	20,409	20,409	—	—	20,409
Revenue from external customers	3,273,241	575,517	1,036,092	4,884,850	—	—	4,884,850
Inter-segment revenue	128,465	—	324,568	453,033	(453,033)	—	—
Revenue	3,401,706	575,517	1,360,660	5,337,883	(453,033)	—	4,884,850
Costs of revenue	(2,564,750)	(579,371)	(942,765)	(4,086,886)	448,587	(4,333)	(3,642,632)
Research and development	—	—	(37,954)	(37,954)	—	206	(37,748)
Operating income (loss)	419,474	(21,960)	86,652	484,166	(3,454)	(4,207)	476,505
Interest							(73,937)
Income before income taxes							402,568
Depreciation and amortization	(235,080)	(1,354)	(115,569)	(352,003)	10,358	(16,569)	(358,214)
Impairment loss	(257)	21	1,177	941	—	16	957
Income (loss) from equity method investees	46,672	—	—	46,672	—	—	46,672
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	143,797	117	131,338	275,252	(10,563)	14,763	279,452

Three months ended September 30, 2024
Revenue from healthcare services(1)	3,291,969	659	—	3,292,628	—	—	3,292,628
Revenue from healthcare products(1)	47,864	—	974,018	1,021,882	—	—	1,021,882
Revenue from contracts with customers(1)	3,339,833	659	974,018	4,314,510	—	—	4,314,510
Revenue from insurance contracts(1)	—	429,946	—	429,946	—	—	429,946
Revenue from lease contracts(1)	—	—	15,706	15,706	—	—	15,706
Revenue from external customers	3,339,833	430,605	989,724	4,760,162	—	—	4,760,162
Inter-segment revenue	131,028	—	369,683	500,711	(500,711)	—	—
Revenue	3,470,861	430,605	1,359,407	5,260,873	(500,711)	—	4,760,162
Costs of revenue	(2,695,842)	(449,134)	(965,043)	(4,110,019)	495,918	23	(3,614,078)
Research and development	41	—	(40,018)	(39,977)	—	(70)	(40,047)
Operating income (loss)	456,012	(36,565)	60,802	480,249	(4,205)	(13,348)	462,696
Interest							(82,170)
Income before income taxes							380,526
Depreciation and amortization	(253,222)	(1,082)	(111,015)	(365,319)	10,787	(17,561)	(372,093)
Impairment loss	7,712	—	(1,413)	6,299	—	—	6,299
Income (loss) from equity method investees	41,248	—	—	41,248	—	—	41,248
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	215,899	97	118,266	334,262	(12,063)	9,133	331,332
(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.

Segment and corporate information (continued)

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Nine months ended September 30, 2025
Revenue from healthcare services(1)	9,669,848	51,486	—	9,721,334	—	—	9,721,334
Revenue from healthcare products(1)	193,944	—	3,020,787	3,214,731	—	—	3,214,731
Revenue from contracts with customers(1)	9,863,792	51,486	3,020,787	12,936,065	—	—	12,936,065
Revenue from insurance contracts(1)	—	1,559,217	—	1,559,217	—	—	1,559,217
Revenue from lease contracts(1)	—	—	62,735	62,735	—	—	62,735
Revenue from external customers	9,863,792	1,610,703	3,083,522	14,558,017	—	—	14,558,017
Inter-segment revenue	365,425	—	991,913	1,357,338	(1,357,338)	—	—
Revenue	10,229,217	1,610,703	4,075,435	15,915,355	(1,357,338)	—	14,558,017
Costs of revenue	(7,907,680)	(1,558,685)	(2,788,045)	(12,254,410)	1,339,193	(2,243)	(10,917,460)
Research and development	—	—	(119,552)	(119,552)	—	206	(119,346)
Operating income (loss)	1,085,873	(27,553)	269,976	1,328,296	(17,153)	(77,965)	1,233,178
Interest							(229,403)
Income before income taxes							1,003,775
Depreciation and amortization	(739,402)	(4,030)	(339,443)	(1,082,875)	30,600	(50,567)	(1,102,842)
Impairment loss	(17,336)	(2,171)	(4,522)	(24,029)	—	16	(24,013)
Income (loss) from equity method investees	139,680	—	—	139,680	—	—	139,680
Total assets(1)	40,572,794	584,495	14,377,779	55,535,068	(35,992,145)	11,344,082	30,887,005
thereof investment in equity method investees(1)	751,181	—	—	751,181	—	—	751,181
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	531,282	315	357,161	888,758	(31,342)	26,738	884,154

Nine months ended September 30, 2024
Revenue from healthcare services(1)	9,924,270	62,709	—	9,986,979	—	—	9,986,979
Revenue from healthcare products(1)	136,916	—	2,863,733	3,000,649	—	—	3,000,649
Revenue from contracts with customers(1)	10,061,186	62,709	2,863,733	12,987,628	—	—	12,987,628
Revenue from insurance contracts(1)	—	1,205,997	—	1,205,997	—	—	1,205,997
Revenue from lease contracts(1)	—	—	57,497	57,497	—	—	57,497
Revenue from external customers	10,061,186	1,268,706	2,921,230	14,251,122	—	—	14,251,122
Inter-segment revenue	371,336	—	1,098,606	1,469,942	(1,469,942)	—	—
Revenue	10,432,522	1,268,706	4,019,836	15,721,064	(1,469,942)	—	14,251,122
Costs of revenue	(8,159,146)	(1,221,716)	(2,833,270)	(12,214,132)	1,454,132	(4,898)	(10,764,898)
Research and development	19	—	(133,382)	(133,363)	—	(70)	(133,433)
Operating income (loss)	958,104	(21,325)	196,296	1,133,075	(8,680)	9,103	1,133,498
Interest							(255,688)
Income before income taxes							877,810
Depreciation and amortization	(778,222)	(3,336)	(340,736)	(1,122,294)	32,286	(53,582)	(1,143,590)
Impairment loss	(104,537)	—	(17,129)	(121,666)	—	—	(121,666)
Income (loss) from equity method investees	102,730	—	—	102,730	—	—	102,730
Total assets(1)	42,680,707	616,068	15,501,825	58,798,600	(37,315,733)	11,027,934	32,510,801
thereof investment in equity method investees(1)	690,794	—	—	690,794	—	—	690,794
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	621,880	451	298,903	921,234	(39,512)	35,260	916,982
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.